Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 64,689	$ 8,902	¥ 23,469	$ 3,229	¥ 18
Short-term investments			116,090
Amounts due from intra-Group companies	62,153	8,553	121,685
Prepayments and other current assets	75,760	10,424	4,798
Total current assets	202,602	27,879	266,042
Investment in subsidiaries	453,384	62,388	183,216
Total non-current assets	453,384	62,388	183,216
TOTAL ASSETS	655,986	90,267	449,258
Accrued expenses and other current liabilities	300	41	250
Amounts due to intra-Group companies	3,478	479
Total current liabilities	3,778	520	250
Net liabilities of the VIEs	135,724	18,676	225,310
Total non-current liabilities	135,724	18,676	225,310
TOTAL LIABILITIES	139,502	19,196	225,560
SHAREHOLDERS’ EQUITY
Treasury stock	(109,257)	(15,034)
Additional paid-in capital	1,192,474	164,090	1,171,092
Accumulated other comprehensive income	17,313	2,382	22,182
Accumulative deficit	(584,161)	(80,383)	(969,688)
TOTAL SHAREHOLDERS’ EQUITY	516,484	71,071	223,698
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY	655,986	90,267	449,258
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	81	11	78
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	¥ 34	$ 5	¥ 34